EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended May 31, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	37.01%
From	01-May-14	15-May-14	16-Jun-14	Floating Allocation Percentage at Month-End	70.81%
To	31-May-14	16-Jun-14
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$491,695,708.06		Beginning	-

Total Collateral	$1,749,595,708.06		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	174.96%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	32
	Total Pool		LIBOR	0.151100%
Beginning Gross Principal Pool Balance	$5,304,382,400.74		Applicable Margin	0.470000%
Total Principal Collections	$(2,155,808,577.50)			0.621100%
Investment in New Receivables	$2,095,469,913.23
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(23,876.00)		Interest	552,088.89	0.55
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.55
Less Net CMA Offset	$(512,276,088.87)
Less Servicing Adjustment	$(4,527,340.76)		Total Due Investors	552,088.89	0.621100%
Ending Balance	$4,727,216,430.84		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,340,094.79
SAP for Next Period	37.01%

Average Receivable Balance	$4,763,430,717.59
Monthly Payment Rate	45.26%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,219,522.84
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,219,522.84